Accounts and Notes Receivable (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Wholesale portfolio by its credit quality indicators
Breakdown of the portfolio	$ 16,616	$ 14,896
Whole Sale [Member]
Wholesale portfolio by its credit quality indicators
Breakdown of the portfolio	6,078	5,514
A [Member] | Whole Sale [Member]
Wholesale portfolio by its credit quality indicators
Breakdown of the portfolio	2,866	2,348
B [Member] | Whole Sale [Member]
Wholesale portfolio by its credit quality indicators
Breakdown of the portfolio	1,890	1,683
C [Member] | Whole Sale [Member]
Wholesale portfolio by its credit quality indicators
Breakdown of the portfolio	663	697
D [Member] | Whole Sale [Member]
Wholesale portfolio by its credit quality indicators
Breakdown of the portfolio	$ 659	$ 786